EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2025
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
16.	EVENTS AFTER THE REPORTING PERIOD

(a)                Options Exercised

 In January and February 2026, the Group received aggregate proceeds of $1,993 from the exercise of 1,528,000 options at an average exercise price of $1.30 per option (note 6(c)).

(b)                DSUs Granted

In January2026, the Group granted 14,578 DSUs with a fair value of $2.84 on date of grant (note 6(d)).